Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2018	Nov. 30, 2017
Cost, beginning balance	$ 7,940,320	$ 6,041,569
Additions	99,690	1,898,751
Cost, ending balance	8,040,010	7,940,320
Accumulated amortization, beginning balance	4,672,769	4,151,931
Depreciation	457,314	520,838
Accumulated amortization, ending balance	5,130,083	4,672,769
Net book value	2,909,927	3,267,551
Computer Equipment [Member]
Cost, beginning balance	530,750	295,296
Additions	20,336	235,454
Cost, ending balance	551,086	530,750
Accumulated amortization, beginning balance	286,483	238,672
Depreciation	57,334	47,811
Accumulated amortization, ending balance	343,817	286,483
Net book value	207,269	244,267
Computer Software [Member]
Cost, beginning balance	156,059	124,151
Additions	0	31,908
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	131,128	117,506
Depreciation	9,349	13,622
Accumulated amortization, ending balance	140,477	131,128
Net book value	15,582	24,931
Furniture and Fixtures [Member]
Cost, beginning balance	172,498	129,860
Additions	0	42,638
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	119,990	109,243
Depreciation	7,876	10,747
Accumulated amortization, ending balance	127,866	119,990
Net book value	44,632	52,508
Laboratory Equipment [Member]
Cost, beginning balance	5,286,803	3,933,693
Additions	79,354	1,353,110
Cost, ending balance	5,366,157	5,286,803
Accumulated amortization, beginning balance	2,669,232	2,290,074
Depreciation	308,494	379,158
Accumulated amortization, ending balance	2,977,726	2,669,232
Net book value	2,388,431	2,617,571
Leasehold Improvements [Member]
Cost, beginning balance	1,441,452	1,205,811
Additions	0	235,641
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,192,946	1,143,792
Depreciation	62,126	49,154
Accumulated amortization, ending balance	1,255,072	1,192,946
Net book value	186,380	248,506
Laboratory Equipment Under Capital Lease [Member]
Cost, beginning balance	276,300	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	198,798	179,422
Depreciation	11,625	19,376
Accumulated amortization, ending balance	210,423	198,798
Net book value	65,877	77,502
Computer Equipment Under Capital Lease [Member]
Cost, beginning balance	76,458	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	74,192	73,222
Depreciation	510	970
Accumulated amortization, ending balance	74,702	74,192
Net book value	$ 1,756	$ 2,266